GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)

Asset Backed Securities—0.3%
Towd Point Asset Trust, Series 2018-SL1, Class D2	(c)(d)	Asset Backed Security	—	—	1/25/46	$650	$518	$520

Total Asset Backed Securities							518	520

Bank Debt—16.8%
1578 Lex JV LLC	(e)	RealEstate Dev & Mgt	14.00%	14.00%	1/31/29	763	756	756
ACProducts, Inc.	(f)	Personal & Household Products	3 mo. USD Term SOFR + 4.25%	8.51%	5/17/28	374	308	314
Allen Media LLC	(f)	Advertising	3 mo. USD Term SOFR + 5.50%	9.65%	2/10/27	103	70	74
AMC Entertainment Holdings, Inc.	(f)	Theaters & Entertainment	1 mo. USD Term SOFR + 7.00%	11.13%	1/4/29	673	678	676
American Greetings Corp.	(f)	Personal & Household Products	1 mo. USD Term SOFR + 5.75%	9.91%	10/30/29	124	125	125
Amneal Pharmaceuticals LLC	(f)	Pharmaceuticals	1 mo. USD Term SOFR + 3.50%	7.66%	8/1/32	480	479	480
AP Core Holdings II LLC	(f)	Media Content	1 mo. USD Term SOFR + 5.50%	9.78%	9/1/27	691	634	674
AP Core Holdings II LLC	(f)	Media Content	1 mo. USD Term SOFR + 5.50%	9.78%	9/1/27	914	831	891
Bausch & Lomb Corp.	(f)	Medical Products	1 mo. USD Term SOFR + 4.25%	8.41%	1/15/31	359	362	360
Bausch Health Cos., Inc.	(f)	Pharmaceuticals	1 mo. USD Term SOFR + 6.25%	10.41%	10/8/30	1,736	1,685	1,715
Boots Group Bidco Ltd.	(f)	Food & Drug Retailers	1 mo. GBP SONIA + 4.75%	8.72%	8/30/32	£505	678	686
Boots Group Bidco Ltd.	(f)	Food & Drug Retailers	3 mo. USD Term SOFR + 3.50%	7.70%	8/30/32	56	56	56
Cerba Healthcare SAS	(f)	Health Services	6 mo. EURIBOR + 3.70%	5.76%	6/30/28	€115	99	95
Charlotte Buyer, Inc.	(f)	Health Services	1 mo. USD Term SOFR + 4.25%	8.43%	2/11/28	140	140	140
Cloud Software Group, Inc.	(f)	Software/ Services	3 mo. USD Term SOFR + 3.25%	7.25%	8/13/32	118	118	119

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Cloudera, Inc.	(f)	Software/ Services	1 mo. USD Term SOFR + 3.75%	8.01%	10/8/28	$283	$271	$279
Cloudera, Inc.	(f)	Software/ Services	1 mo. USD Term SOFR + 6.00%	10.26%	10/8/29	123	109	114
Clover Holdings 2 LLC		Software/ Services	7.75%	7.75%	12/9/31	179	180	181
Consolidated Energy Finance SA	(f)	Oil Refining & Marketing	1 mo. USD Term SOFR + 4.50%	8.66%	11/15/30	279	267	262
Constant Contact, Inc.	(f)	Software/Services	3 mo. USD Term SOFR + 4.00%	8.58%	2/10/28	325	315	303
Constant Contact, Inc.	(f)	Software/Services	3 mo. USD Term SOFR + 7.50%	12.08%	2/12/29	91	81	79
Cotiviti Corp.		Software/Services	7.63%	7.63%	5/1/31	395	401	398
Crown Finance U.S., Inc.	(f)	Theaters & Entertainment	1 mo. USD Term SOFR + 4.50%	8.78%	12/2/31	1,083	1,083	1,082
Delivery Hero SE	(f)	Restaurants	3 mo. USD Term SOFR + 5.00%	9.23%	12/12/29	205	208	208
DirecTV Financing LLC	(f)	Cable & Satellite TV	3 mo. USD Term SOFR + 5.25%	9.82%	8/2/29	365	365	366
DirecTV Financing LLC	(f)	Cable & Satellite TV	3 mo. USD Term SOFR + 5.50%	9.81%	2/17/31	116	113	114
Discovery Purchaser Corp.	(f)	Chemicals	3 mo. USD Term SOFR + 3.75%	8.08%	10/4/29	300	301	299
Discovery Purchaser Corp.	(f)	Chemicals	3 mo. USD Term SOFR + 7.00%	11.33%	10/4/30	160	160	159
Endure Digital, Inc.	(f)	Software/ Services	1 mo. USD Term SOFR + 3.50%	7.84%	2/10/28	349	251	253
Envision Healthcare Operating, Inc.	(f)	Health Facilities	1 mo. USD Term SOFR + 6.50%	10.66%	6/25/30	221	223	222
Evraz, Inc. NA	(f)	Steel Producers/Products	3 mo. USD Term SOFR + 7.00%	11.31%	7/31/31	1,561	1,531	1,530
Flash Charm, Inc.	(f)	Software/ Services	3 mo. USD Term SOFR + 3.50%	7.80%	3/2/28	29	25	25
Global Medical Response, Inc.	(f)	Health Services	1 mo. USD Term SOFR + 3.50%	7.63%	10/1/32	280	279	280
GoTo Group, Inc.	(f)	Software/ Services	3 mo. USD Term SOFR + 4.75%	9.22%	4/28/28	1,189	1,032	1,015

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
GoTo Group, Inc.	(f)	Software/ Services	3 mo. USD Term SOFR + 4.75%	9.22%	4/28/28	$264	$98	$94
Hexion Holdings Corp.	(f)	Chemicals	1 mo. USD Term SOFR + 4.00%	8.14%	3/15/29	245	245	245
Hoya Midco LLC	(f)	Theaters & Entertainment	3 mo. USD Term SOFR + 2.25%	6.56%	2/3/29	12	9	9
Iron Oak Energy Solutions LLC	(f)	Oil Field Equipment & Services	3 mo. USD Term SOFR + 5.75%	9.74%	8/8/30	1,334	1,295	1,296
Ivanti Software, Inc.	(f)	Software/ Services	3 mo. USD Term SOFR + 4.75%	9.05%	6/1/29	415	348	347
Ivanti Software, Inc.	(f)	Software/Services	3 mo. USD Term SOFR + 5.75%	10.05%	6/1/29	748	775	771
LBM Acquisition LLC	(f)	Support- Services	1 mo. USD Term SOFR + 3.75%	7.99%	6/6/31	300	294	293
LHS Borrower LLC	(f)	Personal & Household Products	1 mo. USD Term SOFR + 5.25%	9.41%	9/4/31	3,398	3,347	3,348
Medline Borrower LP	(f)	Medical Products	1 mo. USD Term SOFR + 2.00%	6.16%	10/23/30	180	180	180
Michaels Cos., Inc.	(f)	Specialty Retail	3 mo. USD Term SOFR + 4.25%	8.51%	4/17/28	489	430	463
MSGN Holdings LP	(f)	Media Content	1 mo. USD Term SOFR + 5.00%	9.27%	12/31/29	115	104	107
Naked Juice LLC	(f)	Beverage	3 mo. USD Term SOFR + 5.50%	9.50%	1/24/29	375	375	379
Nourish Buyer I, Inc.	(f)	Food — Wholesale	3 mo. USD Term SOFR + 4.50%	8.82%	7/9/32	300	300	301
OID-OL Intermediate I LLC	(f)	Software/ Services	3 mo. USD Term SOFR + 6.00%	10.31%	2/1/29	543	562	563
OID-OL Intermediate I LLC	(f)	Software/ Services	3 mo. USD Term SOFR + 4.25%	8.71%	2/1/29	126	104	106
Olympus Water U.S. Holding Corp.	(f)	Chemicals	3 mo. EURIBOR + 3.75%	5.75%	6/20/31	€210	247	248
Oscar AcquisitionCo LLC	(f)	Building Materials	3 mo. USD Term SOFR + 4.25%	8.25%	4/29/29	265	245	248
PMHC II, Inc.	(f)	Chemicals	3 mo. USD Term SOFR + 4.25%	8.73%	4/23/29	974	842	789

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Red Planet Borrower LLC	(f)	Software/ Services	1 mo. USD Term SOFR + 4.00%	8.16%	9/8/32	$270	$267	$263
Rohm Holding GmbH	(f)	Chemicals	6 mo. USD Term SOFR + 5.00%	9.63%	7/31/26	346	344	336
SCUR-Alpha 1503 GmbH	(f)	Chemicals	3 mo. USD Term SOFR + 5.50%	9.81%	3/29/30	465	437	429
Shutterfly, Inc.	(f)	Specialty Retail	3 mo. USD Term SOFR + 5.00%	9.20%	10/1/27	222	207	210
Signal Parent, Inc.	(f)	Building & Construction	3 mo. USD Term SOFR + 3.50%	7.91%	4/3/28	80	58	58
Solaris U.S. Bidco LLC	(f)	Pharmaceuticals	3 mo. USD Term SOFR + 5.25%	9.45%	11/29/30	190	188	186
Sound Inpatient Physicians, Inc.	(e)(f)	Health Services	3 mo. USD Term SOFR + 3.50%, 1.50% PIK	9.26%	6/28/28	100	95	98
Summit Behavioral Healthcare LLC	(f)	Health Services	3 mo. USD Term SOFR + 5.75%	10.06%	12/31/29	1,222	1,252	1,254
Summit Behavioral Healthcare LLC	(f)	Health Services	3 mo. USD Term SOFR + 4.25%	8.51%	10/24/30	113	97	101
TransDigm, Inc.	(f)	Aerospace/ Defense	3 mo. USD Term SOFR + 2.50%	6.50%	2/28/31	69	69	69
TransDigm, Inc.	(f)	Aerospace/ Defense	3 mo. USD Term SOFR + 2.50%	6.50%	1/19/32	111	111	111
X Corp.		Media — Diversified	9.50%	9.50%	10/26/29	963	935	969
X.AI Corp.		Software/ Services	12.50%	12.50%	6/28/30	392	396	407

Total Bank Debt							28,470	28,608

Collateralized Loan Obligations—Debt—6.3%
Aurium CLO VIII DAC, Series 8X, Class C	(f)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 1.95%	3.97%	6/23/34	€274	316	322
Basswood Park CLO Ltd., Series 2021-1A, Class CR	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.70%	5.72%	4/20/34	745	745	745
Battalion CLO IX Ltd., Series 2015-9A, Class CRR	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.95%	6.26%	7/15/31	650	650	652
CarVal CLO II Ltd., Series 2019-1A, Class CR2	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	6.13%	4/20/32	745	748	747

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Contego CLO III BV, Series 3A, Class CRR	(c)(f)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.40%	4.45%	4/15/38	€505	$584	$595
Contego CLO III BV, Series 3A, Class DRR	(c)(f)	Collateralized Loan Obligation	3 mo. EURIBOR + 3.30%	5.35%	4/15/38	€505	584	595
Contego CLO IV DAC, Series 4X, Class DR	(f)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.65%	4.62%	1/23/30	€475	558	557
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class CR	(f)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.10%	4.14%	8/15/33	€510	584	601
HPS Loan Management Ltd., Series 2021-16A, Class CR	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.80%	6.06%	1/23/35	575	575	577
Invesco CLO Ltd., Series 2021-3A, Class CR	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.85%	6.00%	10/22/34	750	750	750
Jamestown CLO IX Ltd., Series 2016-9A, Class BR3	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.00%	6.26%	7/25/34	570	570	571
Madison Park Euro Funding VII DAC, Series 7X, Class DR	(f)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.60%	4.63%	5/25/31	€480	556	562
Madison Park Euro Funding XIII DAC, Series 13X, Class CR	(f)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.37%	4.40%	1/15/32	€355	416	419
Northwoods Capital 25 Ltd., Series 2021-25A, Class CR	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 1.90%	5.64%	7/20/34	750	750	750
Northwoods Capital 27 Ltd., Series 2021-27A, Class CR	(c)(f)	Collateralized Loan Obligation	3 mo. USD Term SOFR + 2.00%	6.28%	10/17/34	570	570	571
Palmer Square European Loan Funding DAC, Series 2024-1X, Class CR	(f)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.05%	4.09%	8/15/33	€675	773	796
Palmer Square European Loan Funding DAC, Series 2025-2X, Class C	(f)(g)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.50%	4.55%	2/15/35	€505	588	596

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Toro European CLO 7 DAC, Series 7A, Class CR	(c)(f)	Collateralized Loan Obligation	3 mo. EURIBOR + 2.50%	4.54%	2/15/34	€250	$291	$294

Total Collateralized Loan Obligations—Debt							10,608	10,700

Commercial Mortgage Backed Securities—1.2%
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class C	(c)(f)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.30%	7.45%	8/15/42	100	100	100
Durst Commercial Mortgage Trust, Series 2025-151, Class D	(c)(f)	Commercial Mortgage Backed Security	7.02%	7.02%	8/10/42	190	190	195
Extended Stay America Trust, Series 2025-ESH, Class E	(c)(f)	Commercial Mortgage Backed Security	1 mo. USD Term SOFR + 3.35%	7.50%	10/15/42	100	100	100
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2025-MN10, Class M2	(c)(f)	Commercial Mortgage Backed Security	30 day USD SOFR Average + 2.85%	7.20%	2/25/45	360	360	359
Finance Ireland Agri Funding DAC	(f)(h)	Commercial Mortgage Backed Security	1 mo. EURIBOR + 6.10%	7.98%	7/14/28	€962	1,097	1,130
MAD Commercial Mortgage Trust, Series 2025-11MD, Class E	(c)(f)	Commercial Mortgage Backed Security	7.33%	7.33%	10/15/42	120	120	120

Total Commercial Mortgage Backed Securities							1,967	2,004

Convertible Bonds—0.1%
Delivery Hero SE, Series B	(g)	Restaurants	2.13%	2.13%	3/10/29	€100	105	106

Total Convertible Bonds							105	106

Corporate Bond Obligations—29.1%
1011778 BC ULC	(c)	Restaurants	4.00%	4.00%	10/15/30	400	375	377
Adler Pelzer Holding GmbH	(g)	Auto Parts & Equipment	9.50%	9.50%	4/1/27	€240	276	267

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Albertsons Cos., Inc.	(c)	Food & Drug Retailers	6.25%	6.25%	3/15/33	$170	$175	$174
Alexandrite Monnet U.K. Holdco PLC	(g)	RealEstate Dev & Mgt	10.50%	10.50%	5/15/29	€795	1,012	1,016
Alliant Holdings Intermediate LLC	(c)	Insurance Brokerage	6.50%	6.50%	10/1/31	250	255	256
Ally Financial, Inc., Series C	(i)(j)	Banking	4.70%	4.70%	5/15/28	270	253	249
Altice Financing SA	(c)	Telecom — Wireline Integrated & Services	5.75%	5.75%	8/15/29	440	342	331
AMC Networks, Inc.	(c)	Media Content	10.25%	10.25%	1/15/29	290	302	306
Antero Midstream Partners LP	(c)	Gas Distribution	6.63%	6.63%	2/1/32	360	373	371
Archrock, Inc.	(c)	Oil Field Equipment & Services	6.63%	6.63%	9/1/32	172	175	176
Aretec Group, Inc.	(c)	Brokerage	7.50%	7.50%	4/1/29	120	120	121
Bank of America Corp., Series L		Banking	4.18%	4.18%	11/25/27	878	879	878
Barclays PLC	(i)(j)	Banking	6.13%	6.13%	12/15/25	235	235	235
Barclays PLC	(i)(j)	Banking	9.25%	9.25%	9/15/28	£200	287	291
Bath & Body Works, Inc.	(c)	Specialty Retail	6.63%	6.63%	10/1/30	50	51	51
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	5.00%	5.00%	1/30/28	30	25	26
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	5.25%	5.25%	1/30/30	372	238	262
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	6.25%	6.25%	2/15/29	155	112	121
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	7.25%	7.25%	5/30/29	307	224	243
Bausch Health Cos., Inc.	(c)	Pharmaceuticals	14.00%	14.00%	10/15/30	5	4	5
BellRing Brands, Inc.	(c)	Food — Wholesale	7.00%	7.00%	3/15/30	375	388	387
Blue Racer Midstream LLC	(c)	Gas Distribution	7.00%	7.00%	7/15/29	30	31	31
Blue Racer Midstream LLC	(c)	Gas Distribution	7.25%	7.25%	7/15/32	165	173	174
Bombardier, Inc.	(c)	Aerospace/ Defense	7.00%	7.00%	6/1/32	360	375	376
Borr IHC Ltd.	(c)	Oil Field Equipment & Services	10.00%	10.00%	11/15/28	18	17	18
Borr IHC Ltd.	(c)	Oil Field Equipment & Services	10.38%	10.38%	11/15/30	477	459	477
Boyd Gaming Corp.	(c)	Gaming	4.75%	4.75%	6/15/31	175	169	169
Builders FirstSource, Inc.	(c)	Building Materials	6.38%	6.38%	6/15/32	342	351	354
Cable One, Inc.	(c)	Telecom — Wireline Integrated & Services	4.00%	4.00%	11/15/30	99	81	84
CACI International, Inc.	(c)	Aerospace/ Defense	6.38%	6.38%	6/15/33	131	135	135

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
California Resources Corp.	(c)	Energy — Exploration & Production	7.00%	7.00%	1/15/34	$262	$261	$260
Calpine Corp.	(c)	Electric- Generation	5.00%	5.00%	2/1/31	170	169	170
Carnival Corp.	(c)	Recreation & Travel	6.13%	6.13%	2/15/33	148	152	152
Carvana Co.	(c)	Specialty Retail	9.00%	9.00%	6/1/31	729	843	826
CCO Holdings LLC	(c)	Cable & Satellite TV	4.25%	4.25%	1/15/34	319	279	276
CCO Holdings LLC	(c)	Cable & Satellite TV	5.38%	5.38%	6/1/29	122	121	121
Charter Communications Operating LLC		Cable & Satellite TV	5.38%	5.38%	4/1/38	80	74	75
Charter Communications Operating LLC		Cable & Satellite TV	6.48%	6.48%	10/23/45	140	135	138
CHC Group LLC	(c)	Support- Services	11.75%	11.75%	9/1/30	70	69	69
Chord Energy Corp.	(c)	Energy — Exploration & Production	6.00%	6.00%	10/1/30	91	91	90
Chord Energy Corp.	(c)	Energy — Exploration & Production	6.75%	6.75%	3/15/33	300	307	304
Cinemark USA, Inc.	(c)	Theaters & Entertainment	7.00%	7.00%	8/1/32	180	185	187
Cloud Software Group, Inc.	(c)	Software/ Services	6.63%	6.63%	8/15/33	493	497	502
Cloud Software Group, Inc.	(c)	Software/ Services	9.00%	9.00%	9/30/29	524	543	543
Consolidated Energy Ltd.	(c)	Oil Refining & Marketing	5.63%	5.63%	10/15/28	305	254	254
CSC Holdings LLC	(c)	Cable & Satellite TV	4.13%	4.13%	12/1/30	180	120	118
CSC Holdings LLC	(c)	Cable & Satellite TV	4.50%	4.50%	11/15/31	895	590	582
CSC Holdings LLC	(c)	Cable & Satellite TV	6.50%	6.50%	2/1/29	580	488	429
Dealer Tire LLC	(c)	Auto Parts & Equipment	8.00%	8.00%	2/1/28	250	243	247
Dell Technologies, Inc.		Tech Hardware & Equipment	6.02%	6.02%	6/15/26	298	300	300
Deutsche Bank AG	(g)(i)(j)	Banking	7.38%	7.38%	10/30/31	€200	248	252
Deutsche Bank AG	(g)(i)(j)	Banking	8.13%	8.13%	10/30/29	€200	246	256
Directv Financing LLC	(c)	Cable & Satellite TV	8.88%	8.88%	2/1/30	155	153	154
Directv Financing LLC	(c)	Cable & Satellite TV	10.00%	10.00%	2/15/31	1,360	1,324	1,358
DISH DBS Corp.		Cable & Satellite TV	5.13%	5.13%	6/1/29	302	221	258
DISH DBS Corp.	(c)	Cable & Satellite TV	5.25%	5.25%	12/1/26	650	623	639
DISH DBS Corp.		Cable & Satellite TV	7.38%	7.38%	7/1/28	452	356	416
DISH DBS Corp.		Cable & Satellite TV	7.75%	7.75%	7/1/26	210	205	208
Diversified Healthcare Trust	(c)	REITs	—	—	1/15/26	125	123	124

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Diversified Healthcare Trust		REITs	4.38%	4.38%	3/1/31	$248	$210	$219
Diversified Healthcare Trust	(c)	REITs	7.25%	7.25%	10/15/30	301	304	306
DT Midstream, Inc.	(c)	Gas Distribution	4.13%	4.13%	6/15/29	125	122	122
DT Midstream, Inc.	(c)	Gas Distribution	4.38%	4.38%	6/15/31	125	120	121
EchoStar Corp.		Telecom — Satellite	10.75%	10.75%	11/30/29	224	242	246
Elastic NV	(c)	Software/ Services	4.13%	4.13%	7/15/29	150	143	144
Emrld Borrower LP	(g)	Machinery	6.38%	6.38%	12/15/30	€110	134	135
Emrld Borrower LP	(c)	Machinery	6.63%	6.63%	12/15/30	80	81	82
Energizer Holdings, Inc.	(c)	Personal & Household Products	6.00%	6.00%	9/15/33	171	171	167
Eurobank Ergasias Services & Holdings SA	(g)(i)	Banking	6.25%	6.25%	4/25/34	€135	168	170
Ford Motor Credit Co. LLC		Auto Loans	3.63%	3.63%	6/17/31	140	128	127
Ford Motor Credit Co. LLC		Auto Loans	4.00%	4.00%	11/13/30	50	47	47
Ford Motor Credit Co. LLC		Auto Loans	4.39%	4.39%	1/8/26	239	239	239
Ford Motor Credit Co. LLC		Auto Loans	5.11%	5.11%	5/3/29	30	30	30
Ford Motor Credit Co. LLC		Auto Loans	6.95%	6.95%	6/10/26	26	26	26
Ford Motor Credit Co. LLC		Auto Loans	7.35%	7.35%	3/6/30	160	172	171
Freedom Funding Center LLC	(c)	Banking	12.00%	12.00%	10/1/32	222	222	238
Frontier Communications Holdings LLC	(c)	Telecom — Wireline Integrated & Services	8.63%	8.63%	3/15/31	717	759	756
Garrett Motion Holdings, Inc.	(c)	Auto Parts & Equipment	7.75%	7.75%	5/31/32	160	167	168
Global Auto Holdings Ltd.	(c)	Specialty Retail	8.38%	8.38%	1/15/29	74	72	72
Global Auto Holdings Ltd.	(c)	Specialty Retail	8.75%	8.75%	1/15/32	467	423	454
Global Medical Response, Inc.	(c)	Health Services	7.38%	7.38%	10/1/32	171	171	176
GoTo Group, Inc.	(c)	Software/ Services	5.50%	5.50%	5/1/28	465	382	377
GoTo Group, Inc.	(c)	Software/ Services	5.50%	5.50%	5/1/28	110	37	36
Grifols SA	(g)	Pharmaceuticals	7.13%	7.13%	5/1/30	€135	164	167
Grifols SA	(g)	Pharmaceuticals	7.50%	7.50%	5/1/30	€100	122	124
Helix Energy Solutions Group, Inc.	(c)	Oil Field Equipment & Services	9.75%	9.75%	3/1/29	235	247	248

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Hess Midstream Operations LP	(c)	Gas Distribution	4.25%	4.25%	2/15/30	$435	$423	$422
Hilton Worldwide Holdings, Inc.	(c)	Hotels	6.13%	6.13%	4/1/32	335	345	344
Howard Midstream Energy Partners LLC	(c)	Gas Distribution	6.63%	6.63%	1/15/34	134	134	137
Howard Midstream Energy Partners LLC	(c)	Gas Distribution	7.38%	7.38%	7/15/32	223	229	231
Howden UK Refinance PLC	(c)	Insurance Brokerage	8.13%	8.13%	2/15/32	73	76	76
Hudson Pacific Properties, Inc.		REITs	3.25%	3.25%	1/15/30	502	414	431
Hudson Pacific Properties, Inc.		REITs	5.95%	5.95%	2/15/28	95	93	94
Intesa Sanpaolo SpA	(c)(i)	Banking	4.20%	4.20%	6/1/32	200	185	189
Intesa Sanpaolo SpA	(c)	Banking	5.71%	5.71%	1/15/26	230	230	231
LBM Acquisition LLC	(c)	Support- Services	9.50%	9.50%	6/15/31	252	263	265
LCPR Senior Secured Financing DAC	(c)	Telecom — Wireline Integrated & Services	5.13%	5.13%	7/15/29	335	221	186
Liberty Mutual Holding Co, Inc.	(c)	Property & Casualty Insurance	4.30%	4.30%	2/1/61	585	368	368
Lightning Power LLC	(c)	Electric- Generation	7.25%	7.25%	8/15/32	298	313	316
Lithia Motors, Inc.	(c)	Specialty Retail	4.38%	4.38%	1/15/31	235	222	223
Live Nation Entertainment, Inc.	(c)	Theaters & Entertainment	6.50%	6.50%	5/15/27	337	341	340
Lloyds Banking Group PLC	(i)(j)	Banking	8.50%	8.50%	3/27/28	£200	282	285
Lummus Technology Holdings V LLC	(c)	Chemicals	9.00%	9.00%	7/1/28	590	593	592
Luna 1.5 SARL	(c)	Environmental	10.50%	10.50%	7/1/32	€100	116	122
Luna 1.5 SARL	(c)	Environmental	12.00%	12.00%	7/1/32	93	93	96
Macy’s, Inc.	(c)	Department Stores	6.70%	6.70%	7/15/34	105	92	96
Macy’s, Inc.	(c)	Department Stores	7.38%	7.38%	8/1/33	94	98	98
Matador Resources Co.	(c)	Energy — Exploration & Production	6.25%	6.25%	4/15/33	278	279	279
Matador Resources Co.	(c)	Energy — Exploration & Production	6.50%	6.50%	4/15/32	277	281	280

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Medical Properties Trust, Inc.		REITs	0.99%	0.99%	10/15/26	€265	$289	$296
Medical Properties Trust, Inc.		REITs	3.50%	3.50%	3/15/31	1,545	1,039	1,136
Medical Properties Trust, Inc.		REITs	3.69%	3.69%	6/5/28	£200	216	221
Medical Properties Trust, Inc.		REITs	4.63%	4.63%	8/1/29	310	237	259
Medical Properties Trust, Inc.		REITs	5.00%	5.00%	10/15/27	425	395	412
Medical Properties Trust, Inc.	(c)	REITs	8.50%	8.50%	2/15/32	539	552	573
Medline Borrower LP	(c)	Medical Products	5.25%	5.25%	10/1/29	250	249	248
MGM Resorts International		Gaming	6.50%	6.50%	4/15/32	250	257	255
Michaels Cos., Inc.	(c)	Specialty Retail	7.88%	7.88%	5/1/29	316	236	264
Mineral Resources Ltd.	(c)	Metals/ Mining Excluding Steel	7.00%	7.00%	4/1/31	88	88	89
Mineral Resources Ltd.	(c)	Metals/ Mining Excluding Steel	8.50%	8.50%	5/1/30	320	328	333
MPLX LP		Gas Distribution	5.40%	5.40%	9/15/35	128	126	128
Nabors Industries Ltd.	(c)	Oil Field Equipment & Services	8.88%	8.88%	8/15/31	508	442	473
Nabors Industries Ltd.	(c)	Oil Field Equipment & Services	9.13%	9.13%	1/31/30	126	133	131
NatWest Group PLC	(i)(j)	Banking	6.00%	6.00%	12/29/25	200	200	200
NCL Corp. Ltd.	(c)	Recreation & Travel	6.25%	6.25%	3/1/30	70	71	71
NCL Corp. Ltd.	(c)	Recreation & Travel	6.75%	6.75%	2/1/32	250	255	257
New World Development Co Ltd.	(g)	RealEstate Dev & Mgt	4.75%	4.75%	1/23/27	200	173	170
Newell Brands, Inc.		Personal & Household Products	6.63%	6.63%	5/15/32	79	77	78
NFI Group, Inc.	(c)	Machinery	9.25%	9.25%	7/1/30	205	220	219
Nidda Healthcare Holding GmbH	(g)	Pharmaceuticals	5.63%	5.63%	2/21/30	€160	191	192
Nidda Healthcare Holding GmbH	(g)	Pharmaceuticals	7.00%	7.00%	2/21/30	€100	121	122
Nissan Motor Co. Ltd.	(c)	Automakers	7.75%	7.75%	7/17/32	230	233	243

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Nokia OYJ		Tech Hardware & Equipment	6.63%	6.63%	5/15/39	$165	$169	$173
Nordstrom, Inc.		Department Stores	5.00%	5.00%	1/15/44	339	226	249
NRG Energy, Inc.	(c)	Electric- Generation	3.63%	3.63%	2/15/31	140	129	129
NRG Energy, Inc.	(c)	Electric- Generation	3.88%	3.88%	2/15/32	265	245	244
Occidental Petroleum Corp.		Energy — Exploration & Production	6.45%	6.45%	9/15/36	74	76	79
Occidental Petroleum Corp.		Energy — Exploration & Production	6.60%	6.60%	3/15/46	300	296	314
Olympus Water U.S. Holding Corp.	(g)	Chemicals	5.38%	5.38%	10/1/29	€335	365	372
Olympus Water U.S. Holding Corp.	(c)	Chemicals	6.13%	6.13%	2/15/33	€100	117	117
Olympus Water U.S. Holding Corp.	(c)	Chemicals	7.13%	7.13%	10/1/27	180	183	183
Olympus Water U.S. Holding Corp.	(c)	Chemicals	7.25%	7.25%	2/15/33	100	100	100
Olympus Water U.S. Holding Corp.	(c)	Chemicals	9.75%	9.75%	11/15/28	200	209	210
OneMain Holdings, Inc.		Cons/ Comm/ Lease Financing	6.75%	6.75%	3/15/32	40	41	41
OneMain Holdings, Inc.		Cons/ Comm/ Lease Financing	7.50%	7.50%	5/15/31	130	137	136
ONEOK, Inc.		Gas Distribution	5.45%	5.45%	6/1/47	170	152	157
ONEOK, Inc.		Gas Distribution	5.60%	5.60%	4/1/44	100	92	95
Osaic Holdings, Inc.	(c)	Investments & Misc Financial Services	8.00%	8.00%	8/1/33	32	32	33
Outfront Media Capital LLC	(c)	REITs	4.63%	4.63%	3/15/30	126	122	121
Penn Entertainment, Inc.	(c)	Gaming	4.13%	4.13%	7/1/29	180	167	169
PennyMac Financial Services, Inc.	(c)	Cons/ Comm/ Lease Financing	6.75%	6.75%	2/15/34	144	144	147
Permian Resources Corp.	(c)	Energy — Exploration & Production	6.25%	6.25%	2/1/33	348	352	354
Petroleos Mexicanos		Integrated Energy	6.70%	6.70%	2/16/32	202	188	200
PFGC, Inc.	(c)	Food — Wholesale	6.13%	6.13%	9/15/32	170	175	174
Pike Corp.	(c)	Building & Construction	8.63%	8.63%	1/31/31	144	155	154

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Piraeus Financial Holdings SA	(g)(i)(j)	Banking	8.75%	8.75%	6/16/26	€200	$240	$243
Post Holdings, Inc.	(c)	Food — Wholesale	5.50%	5.50%	12/15/29	50	50	50
Post Holdings, Inc.	(c)	Food — Wholesale	6.25%	6.25%	2/15/32	125	128	129
Post Holdings, Inc.	(c)	Food — Wholesale	6.38%	6.38%	3/1/33	145	145	146
Premier Entertainment Sub LLC	(c)	Gaming	5.63%	5.63%	9/1/29	21	11	11
Premier Entertainment Sub LLC	(c)	Gaming	5.88%	5.88%	9/1/31	14	7	7
Qnity Electronics, Inc.	(c)	Electronics	6.25%	6.25%	8/15/33	99	99	101
QVC, Inc.		Specialty Retail	5.45%	5.45%	8/15/34	96	44	50
QVC, Inc.		Specialty Retail	5.95%	5.95%	3/15/43	43	19	22
RingCentral, Inc.	(c)	Software/ Services	8.50%	8.50%	8/15/30	160	171	170
Rithm Capital Corp.	(c)	REITs	8.00%	8.00%	4/1/29	180	183	184
Rithm Capital Corp.	(c)	REITs	8.00%	8.00%	7/15/30	145	148	148
Rocket Cos., Inc.	(c)	Investments & Misc Financial Services	6.38%	6.38%	8/1/33	312	324	322
Royal Caribbean Cruises Ltd.	(c)	Recreation & Travel	6.00%	6.00%	2/1/33	235	240	241
Samhallsbyggnadsbolaget I Norden Holding AB	(g)	RealEstate Dev & Mgt	0.75%	0.75%	11/14/28	€150	142	140
Seadrill Ltd.	(c)	Oil Field Equipment & Services	8.38%	8.38%	8/1/30	200	204	208
Seagate Technology Holdings PLC	(c)	Tech Hardware & Equipment	4.09%	4.09%	6/1/29	180	171	174
Shutterfly LLC	(c)	Specialty Retail	8.50%	8.50%	10/1/27	101	95	96
Sirius XM Radio LLC	(c)	Media Content	3.88%	3.88%	9/1/31	190	173	172
SM Energy Co.	(c)	Energy — Exploration & Production	6.75%	6.75%	8/1/29	75	74	75
SM Energy Co.	(c)	Energy — Exploration & Production	7.00%	7.00%	8/1/32	310	308	310
SoftBank Group Corp.	(g)	Investments & Misc Financial Services	7.25%	7.25%	7/10/32	225	232	232
Sunoco LP	(c)(i)(j)	Oil Refining & Marketing	7.88%	7.88%	9/18/30	292	292	297

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Talen Energy Supply LLC	(c)	Electric- Integrated	8.63%	8.63%	6/1/30	$165	$176	$175
Tenet Healthcare Corp.		Health Facilities	5.13%	5.13%	11/1/27	250	249	250
Tenet Healthcare Corp.		Health Facilities	6.13%	6.13%	6/15/30	60	61	61
Tenet Healthcare Corp.		Health Facilities	6.25%	6.25%	2/1/27	90	90	90
Tenet Healthcare Corp.		Health Facilities	6.75%	6.75%	5/15/31	40	41	41
Teva Pharmaceutical Industries Ltd.		Pharmaceuticals	3.15%	3.15%	10/1/26	678	667	666
The Baldwin Insurance Group Holdings LLC	(c)	Insurance Brokerage	7.13%	7.13%	5/15/31	165	172	171
T-Mobile US, Inc.		Telecom — Wireless	7.63%	7.63%	3/1/26	390	391	391
TransDigm Group, Inc.	(c)	Aerospace/ Defense	6.00%	6.00%	1/15/33	150	151	152
TransDigm Group, Inc.	(c)	Aerospace/ Defense	6.63%	6.63%	3/1/32	380	391	391
Transocean Ltd.	(c)	Oil Field Equipment & Services	7.88%	7.88%	10/15/32	90	90	90
Transocean Ltd.	(c)	Oil Field Equipment & Services	8.75%	8.75%	2/15/30	229	240	241
Urban One, Inc.	(c)	Media — Diversified	7.38%	7.38%	2/1/28	30	19	16
Venture Global Calcasieu Pass LLC	(c)	Gas Distribution	3.88%	3.88%	11/1/33	104	92	94
Venture Global Calcasieu Pass LLC	(c)	Gas Distribution	4.13%	4.13%	8/15/31	244	228	230
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	6.75%	6.75%	1/15/36	55	57	58
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	7.50%	7.50%	5/1/33	65	71	72
Venture Global Plaquemines LNG LLC	(c)	Gas Distribution	7.75%	7.75%	5/1/35	140	154	158
Veritiv Operating Co.	(c)	Packaging	10.50%	10.50%	11/30/30	205	221	220
Viatris, Inc.		Pharmaceuticals	4.00%	4.00%	6/22/50	180	116	123
Vibrantz Technologies, Inc.	(c)	Chemicals	9.00%	9.00%	2/15/30	608	404	344
Viking Holdings Ltd.	(c)	Recreation & Travel	5.00%	5.00%	2/15/28	245	244	244
Viking Holdings Ltd.	(c)	Recreation & Travel	5.88%	5.88%	10/15/33	131	131	131
Viking Holdings Ltd.	(c)	Recreation & Travel	9.13%	9.13%	7/15/31	545	584	585
Warner Bros Discovery, Inc.		Media Content	3.76%	3.76%	3/15/27	490	482	483

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)		Amortized Cost	Fair Value(b)
Warner Bros Discovery, Inc.		Media Content	4.28%	4.28%	3/15/32		$166	$139	$152
Warner Bros Discovery, Inc.		Media Content	4.69%	4.69%	5/17/33		€100	114	113
Warner Bros Discovery, Inc.		Media Content	5.05%	5.05%	3/15/42		373	248	298
Warner Bros Discovery, Inc.		Media Content	5.14%	5.14%	3/15/52		9	5	6
Warner Bros Discovery, Inc.		Media Content	6.35%	6.35%	6/1/40		6	4	5
Wildfire Intermediate Holdings LLC	(c)	Energy — Exploration & Production	7.50%	7.50%	10/15/29		148	148	150
X.AI LLC/X.AI Co. Issuer Corp.		Software/ Services	12.50%	12.50%	6/30/30		702	710	736
XPO, Inc.	(c)	Transport Infrastructure/ Services	7.13%	7.13%	2/1/32		120	127	126
Yum! Brands, Inc.		Restaurants	3.63%	3.63%	3/15/31		244	227	228
Zoominfo Midco LLC	(c)	Software/ Services	3.88%	3.88%	2/1/29		180	170	171

Total Corporate Bond Obligations								48,820	49,449

Government Bonds—0.5%
Brazil Notas do Tesouro Nacional	(k)	Sovereign	6.00%	6.00%	8/15/30	R$	0	155	156
Brazil Notas do Tesouro Nacional	(k)	Sovereign	6.00%	6.00%	5/15/35	R$	0	157	157
Provincia de Buenos Aires Government Bonds	(g)(l)	Sovereign	6.63%	6.63%	9/1/37		392	262	228
Turkiye Government Bonds		Sovereign	36.00%	36.00%	8/12/26	TRY	12,900	307	307

Total Government Bonds								881	848

Municipal Bonds—0.4%
Puerto Rico Electric Power Authority, Series 2010-EEE	(m)	Municipal	6.05%	6.05%	7/1/32		800	437	548

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date	Principal Amount(a)	Amortized Cost	Fair Value(b)
Puerto Rico Industrial Development Co., Series 2023	(l)	Municipal	7.00%	7.00%	1/1/54	$90	$84	$84

Total Municipal Bonds							521	632

Residential Mortgage Backed Securities—2.3%
EFMT, Series 2025-NQM3, Class M1B	(c)(f)	Residential Mortgage Backed Security	6.45%	6.45%	8/25/70	480	480	484
JP Morgan Mortgage Trust, Series 2025-NQM3, Class M1A	(c)(f)	Residential Mortgage Backed Security	5.97%	5.97%	11/25/65	460	460	464
JP Morgan Mortgage Trust, Series 2025-VIS3, Class B2	(c)(f)	Residential Mortgage Backed Security	6.51%	6.51%	2/25/66	25	24	24
JP Morgan Mortgage Trust, Series 2025-VIS3, Class B1	(c)(f)	Residential Mortgage Backed Security	6.76%	6.76%	2/25/66	35	35	35
PRPM LLC, Series 2025-RCF4, Class M1A	(c)	Residential Mortgage Backed Security	4.50%	4.50%	8/25/55	100	94	95
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class M1	(c)(f)	Residential Mortgage Backed Security	6.08%	6.08%	7/25/65	480	480	479
Verus Securitization Trust, Series 2025-8, Class B1	(c)	Residential Mortgage Backed Security	6.48%	6.48%	9/25/70	740	740	740
Verus Securitization Trust, Series 2024-7, Class B1	(c)(f)	Residential Mortgage Backed Security	6.50%	6.50%	9/25/69	380	380	381
Verus Securitization Trust, Series 2025-7, Class B1	(c)(f)	Residential Mortgage Backed Security	6.62%	6.62%	8/25/70	750	750	751
Verus Securitization Trust, Series 2025-5, Class B1	(c)(f)	Residential Mortgage Backed Security	7.06%	7.06%	6/25/70	460	464	466

Total Residential Mortgage Backed Securities							3,907	3,919

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry	Number of Shares	Cost	Fair Value(b)

Common Stock—2.5%
ABN AMRO Bank NV Dutch Certificate	(c)	Banking	5,799	$161	$185
Ally Financial, Inc.		Banking	2,459	104	96
Barclays PLC		Banking	23,879	119	122
Bausch & Lomb Corp.	(n)	Medical Products	7,587	106	114
Bausch Health Cos., Inc.	(n)	Pharmaceuticals	52,520	320	339
BAWAG Group AG	(c)	Banking	903	116	119
Buzzi SpA		Building Materials	997	55	55
Cable One, Inc.		Telecom — Wireline Integrated & Services	553	79	98
Cineworld Group PLC	(n)	Theaters & Entertainment	17,966	389	392
Comcast Corp. Class A		Cable & Satellite TV	4,770	160	150
Delivery Hero SE	(c)(n)	Restaurants	2,240	62	64
Elastic NV	(n)	Software/ Services	1,666	139	141
Energy Transfer LP		Gas Distribution	8,023	141	138
First Quantum Minerals Ltd.	(n)	Metals/ Mining Excluding Steel	2,922	50	66
Gulfport Energy Corp.	(n)	Energy — Exploration & Production	589	109	107
Indivior PLC	(n)	Pharmaceuticals	4,149	74	100
Jazz Pharmaceuticals PLC	(n)	Pharmaceuticals	2,733	307	360
MGM Resorts International	(n)	Gaming	6,877	249	238
MPLX LP		Gas Distribution	2,023	104	101
NatWest Group PLC		Banking	14,377	100	101
Norwegian Cruise Line Holdings Ltd.	(n)	Recreation & Travel	7,654	183	188
Prosus NV		Advertising	1,280	73	90
PulteGroup, Inc.		Building & Construction	779	103	103
Salesforce, Inc.		Software/Services	422	104	100
Smartstop Self Storage REIT, Inc.		REITs	2,212	81	83
SoftBank Group Corp.		Investments & Misc Financial Services	226	23	29

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Industry				Number of Shares	Cost	Fair Value(b)
TIM SA ADR		Telecom — Wireline Integrated & Services				4,018	$75	$90
United Parks & Resorts, Inc.	(n)	Recreation & Travel				3,148	152	163
Victoria’s Secret & Co.	(n)	Specialty Retail				5,907	106	160
Vodafone Group PLC		Telecom — Wireless				198,113	220	230

Total Common Stock							4,064	4,322

Private Equity—1.2%
Mallinckrodt PLC	(n)	Pharmaceuticals				11,231	996	1,173
SPN Solutions, Inc.	(n)	Oil Field Equipment & Services				10,996	643	797

Total Private Equity							1,639	1,970

Investments	Footnotes	Industry	Reference Rate & Spread	Interest Rate	Maturity Date		Amortized Cost	Fair Value(b)

Special Purpose Vehicle—6.7%
GoldenTree SRT Vehicle VIII LP	(c)(f)	Banking	SOFR COMPOUNDED 360 + 7.45%	11.80%	8/31/33		$1,390	$1,390
GT Boots Preferred Investor, LLC		Food & Drug Retailers		15.00%	1/29/33		7,782	8,873
GT Boots Warrant Investor, LLC	(n)	Food & Drug Retailers					—	1,149

Total Special Purpose Vehicle							9,172	11,412

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments	Footnotes	Interest Rate	Principal Amount(a)	Cost	Principal Amount including Accrued Interest

Reverse Repurchase Agreements—0.5%
JPMorgan Securities LLC, dated 7/18/25. Collateralized by a U.S. Government Obligation, 4.0%, due 5/31/30, and with a value of $23	(o)	4.20%	$23	$23	$23
JPMorgan Securities LLC, dated 7/18/25. Collateralized by a U.S. Government Obligation, 3.8%, due 4/15/28, and with a value of $587	(o)	4.23%	595	595	595
JPMorgan Securities LLC, dated 8/1/25. Collateralized by a U.S. Government Obligation, 4.0%, due 3/31/30, and with a value of $130	(o)	4.33%	131	131	131

Total Reverse Repurchase Agreements				749	749

TOTAL INVESTMENTS—67.9%				$111,421	$115,239

Investments		Interest Rate	Number of Shares	Cost	Fair Value(b)

Cash & Cash Equivalent—35.8%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, Institutional Class		4.05%	60,848	$60,848	$60,848

Total Cash & Cash Equivalent				60,848	60,848

OTHER ASSETS AND (LIABILITIES)—(3.7)%(p)					(6,206)

NET ASSETS—100.0%					$169,881

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Investments Sold Short—(2.8)%

Investments	Footnotes	Industry	Interest Rate	Maturity Date	Principal Amount(a)	Cost	Fair Value(b)

Government Bonds Sold Short—(2.6)%
U.S. Treasury Notes, 4.00%	(q)	Sovereign	4.00%	3/31/30	$(268)	$(270)	$(271)
U.S. Treasury Notes, 3.75%	(q)	Sovereign	3.75%	4/15/28	(3,031)	(3,033)	(3,041)
U.S. Treasury Notes, 4.00%	(q)	Sovereign	4.00%	5/31/30	(45)	(45)	(46)
U.S. Treasury Notes, 4.25%		Sovereign	4.25%	8/15/35	(10)	(10)	(10)
U.S. Treasury Notes, 3.88%		Sovereign	3.88%	3/31/27	(1,021)	(1,023)	(1,024)

Total Government Bonds Sold Short						(4,381)	(4,392)

Investments	Footnotes	Industry			Number of Shares	Cost	Fair Value(b)

Exchange-Traded Funds Sold Short—(0.2)%
Invesco Leisure & Entertainment ETF		Recreation & Travel			(174)	$(11)	$(11)
Invesco S&P 500 Equal Weight ETF		Banking			(19)	(3)	(4)
SPDR S&P 500 ETF Trust		Investments & Misc Financial Services			(472)	(305)	(314)
SPDR S&P Oil & Gas Exploration & Production ETF		Energy — Exploration & Production			(97)	(13)	(13)

Total Exchange-Traded Funds Sold Short						(332)	(342)

Common Stock Sold Short—(0.0)%
Alerian MLP ETF		Energy — Exploration & Production			(270)	(13)	(13)
Stubhub Holdings, Inc.	(n)	Specialty Retail			(746)	(13)	(12)

Total Common Stock Sold Short						(26)	(25)

Total Investments Sold Short						$(4,739)	$(4,759)

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Forward Currency Contracts

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation/ Depreciation
JPMorgan Chase Bank N.A.	10/20/25	BRL	21	USD	4	$0
JPMorgan Chase Bank N.A.	10/20/25	USD	188	BRL	1,010	(1)
JPMorgan Chase Bank N.A.	10/20/25	USD	55	BRL	297	(0)
Goldman Sachs International	10/31/25	AUD	265	USD	172	3
Goldman Sachs International	10/31/25	TWD	5,135	USD	175	(6)
Goldman Sachs International	10/31/25	USD	172	AUD	265	(3)
Goldman Sachs International	10/31/25	USD	174	TWD	5,135	5
Canadian Imperial Bank of Commerce	12/17/25	JPY	722	USD	5	(0)
Canadian Imperial Bank of Commerce	12/17/25	USD	6	CAD	9	0
Canadian Imperial Bank of Commerce	12/17/25	USD	6	CAD	8	0
Canadian Imperial Bank of Commerce	12/17/25	USD	599	EUR	513	(6)
Canadian Imperial Bank of Commerce	12/17/25	USD	8	JPY	1,145	0
State Street Bank and Trust Company	12/17/25	CAD	170	USD	124	(1)
State Street Bank and Trust Company	12/17/25	GBP	4	USD	5	0
State Street Bank and Trust Company	12/17/25	JPY	986	USD	7	0
State Street Bank and Trust Company	12/17/25	JPY	4,310	USD	29	0
State Street Bank and Trust Company	12/17/25	USD	8	CAD	11	(0)
State Street Bank and Trust Company	12/17/25	USD	6	CAD	9	(0)
State Street Bank and Trust Company	12/17/25	USD	217	CAD	298	3
State Street Bank and Trust Company	12/17/25	USD	1,402	EUR	1,205	(19)
State Street Bank and Trust Company	12/17/25	USD	1,720	EUR	1,470	(14)
State Street Bank and Trust Company	12/17/25	USD	1,183	EUR	1,011	(9)
State Street Bank and Trust Company	12/17/25	USD	1,176	EUR	1,005	(9)
State Street Bank and Trust Company	12/17/25	USD	585	EUR	500	(5)
State Street Bank and Trust Company	12/17/25	USD	456	EUR	390	(4)
State Street Bank and Trust Company	12/17/25	USD	119	EUR	102	(1)
State Street Bank and Trust Company	12/17/25	USD	49	EUR	43	(1)
State Street Bank and Trust Company	12/17/25	USD	656	EUR	558	(1)
State Street Bank and Trust Company	12/17/25	USD	478	EUR	406	(1)
State Street Bank and Trust Company	12/17/25	USD	101	EUR	86	(1)
State Street Bank and Trust Company	12/17/25	USD	163	EUR	139	(1)
State Street Bank and Trust Company	12/17/25	USD	375	EUR	319	(1)
State Street Bank and Trust Company	12/17/25	USD	133	EUR	113	(1)
State Street Bank and Trust Company	12/17/25	USD	38	EUR	32	0

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation/ Depreciation
State Street Bank and Trust Company	12/17/25	USD	117	EUR	99	$0
State Street Bank and Trust Company	12/17/25	USD	60	EUR	51	(0)
State Street Bank and Trust Company	12/17/25	USD	125	EUR	106	(0)
State Street Bank and Trust Company	12/17/25	USD	151	EUR	128	(0)
State Street Bank and Trust Company	12/17/25	USD	135	EUR	115	(0)
State Street Bank and Trust Company	12/17/25	USD	96	EUR	81	0
State Street Bank and Trust Company	12/17/25	USD	128	EUR	108	0
State Street Bank and Trust Company	12/17/25	USD	425	EUR	358	2
State Street Bank and Trust Company	12/17/25	USD	235	EUR	197	3
State Street Bank and Trust Company	12/17/25	USD	562	EUR	473	4
State Street Bank and Trust Company	12/17/25	USD	691	GBP	515	(1)
State Street Bank and Trust Company	12/17/25	USD	112	GBP	84	(1)
State Street Bank and Trust Company	12/17/25	USD	289	GBP	215	(1)
State Street Bank and Trust Company	12/17/25	USD	86	GBP	64	(0)
State Street Bank and Trust Company	12/17/25	USD	114	GBP	85	(0)
State Street Bank and Trust Company	12/17/25	USD	35	GBP	26	(0)
State Street Bank and Trust Company	12/17/25	USD	136	GBP	101	0
State Street Bank and Trust Company	12/17/25	USD	23	GBP	17	(0)
State Street Bank and Trust Company	12/17/25	USD	62	GBP	46	0
State Street Bank and Trust Company	12/17/25	USD	217	GBP	162	(0)
State Street Bank and Trust Company	12/17/25	USD	32	GBP	24	0
State Street Bank and Trust Company	12/17/25	USD	91	GBP	67	1
State Street Bank and Trust Company	12/17/25	USD	58	JPY	8,547	0
State Street Bank and Trust Company	12/17/25	USD	4	JPY	591	0

Total Forward Foreign Currency Exchange Contracts						$(67)

Credit Default Swaps (Over-The-Counter)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(b)	Unrealized Appreciation/ Depreciation
JPMorgan Chase Bank, N.A.	Petroleos Mexicanos	1.0%	$ (6)	6/20/26	Quarterly	$5	$5

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Total Return Debt Swaps (Over-The-Counter)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(b)	Unrealized Appreciation/ Depreciation
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 5	9/25/26	Annually	$(1)	$(1)
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 4	9/28/26	Annually	—	(0)
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 0	9/29/26	Annually	—	(0)
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 1	10/02/26	Annually	—	(0)
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 0	10/09/26	Annually	—	(0)
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 6	10/12/26	Annually	(1)	(1)
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 9	10/15/26	Annually	(1)	(1)
Goldman Sachs & Co. LLC	1 day USD OBFR+0.54%	Bausch Health Cos., Inc.	$ 2	10/16/26	Annually	—	(0)

Total Return Debt Swaps (Over-The-Counter)						$(3)	$(3)

Unfunded Commitments

Investments	Principal Commitment	Unrealized Appreciation/ Depreciation
1578 Lex JV LLC	$ 551	$ 0
Finance Ireland Agri Funding DAC	1,707	—
Iron Oak Energy Solutions LLC	889	0
LHS Borrower LLC	272	0

Total Unfunded Commitments	$ 3,419	$ 0

Footnotes

(a)	Denominated in U.S. dollars unless otherwise noted.

(b)

Fair value is determined by GoldenTree Opportunistic Credit Fund’s (the “Fund”) investment adviser, GoldenTree Asset Management Credit Advisor LLC (the “Advisor’”), which has been designated by the Fund’s board of trustees (the “Board”) as its valuation designee.

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2025, these securities amounted to $46,402, which represents 27.3% of the Fund’s net assets.

(d)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.

(e)	Payment-in-kind (PIK) security.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2025 and changes periodically.

(g)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at September 30, 2025 amounted to $8,045, which represents 4.9% of the Fund’s net assets.

(h)	All or a portion of investments is owned by GoldenTree Opportunistic Credit Fund Cayman LP a wholly-owned subsidiary of the Fund.

(i)	Security converts to floating rate after the indicated fixed–rate coupon period.

(j)	Perpetual security which has no stated maturity date, but may be called/redeemed by the issuer.

(k)	Index-linked bond whose principal amount adjusts according to a government retail price index.

(l)

Step bond, for which coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of September 30, 2025.

(m)	Defaulted security.

(n)	Non-income producing security.

(o)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(p)	Includes the effect of investments sold short, forward foreign currency exchange contracts, swap contracts and reverse repurchase agreements payable.

(q)	All or a portion of the security has been segregated with the broker as collateral for open reverse repurchase agreements. The value of the securities is $740.

Abbreviations

ABN	—	ABN AMRO Bank NV

ADR	—	American Depositary Receipt

CLO	—	Collateralized Loan Obligation

EURIBOR	—	Euro Interbank Offer Rate

REIT	—	Real Estate Investment Trust

SOFR	—	Secured Overnight Financing Rate

SONIA	—	Sterling Overnight Interbank Average

SPDR	—	Standard & Poor’s Depositary Receipt

GoldenTree Opportunistic Credit Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2025 (in thousands, except share amounts)

Currency

AUD	—	Australia Dollar

BRL	—	Brazil Real

CAD	—	Canada Dollar

EUR	—	Euro Member Countries

GBP	—	United Kingdom Pound

JPY	—	Japan Yen

TWD	—	Taiwan New Dollar

USD	—	United States Dollar

R$	—	Brazil Real

	€—	Euro Member Countries

TRY	—	Turkish Lira

	£—	United Kingdom Pound

	$—	United States Dollar